Investments in Marketable Securities ( Investments In Marketable Securities) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Marketable Equity Securities [Member] USD ($)	Mar. 31, 2012 Marketable Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Marketable Equity Securities [Member] JPY (¥)
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	$ 6,217	¥ 511,000	¥ 229,000	$ 6,217	¥ 511,000	¥ 229,000
Available-for-sale securities, Gross unrealized gains	134	11,000	2,000	134	11,000	2,000
Available-for-sale securities, Gross unrealized (losses)	(1,131)	(93,000)	(90,000)	(1,131)	(93,000)	(90,000)
Available-for-sale securities, Fair value	$ 5,220	¥ 429,000	¥ 140,000	$ 5,220	¥ 429,000	¥ 140,000